Convertible Bonds (Details) ₪ / shares in Units, $ / shares in Units, $ in Thousands											1 Months Ended		12 Months Ended
	Jan. 16, 2026 USD ($)	Jan. 16, 2026 ILS (₪)	Dec. 30, 2025 USD ($)	Dec. 30, 2025 ILS (₪)	Jan. 31, 2025 USD ($) shares	Jan. 31, 2025 ILS (₪) shares	Jun. 03, 2024 USD ($) $ / shares	Jun. 03, 2024 ILS (₪) ₪ / shares	Jun. 02, 2024 USD ($)	Jun. 02, 2024 ILS (₪) ₪ / shares	Mar. 31, 2025 USD ($)	Mar. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 16, 2025	Dec. 31, 2024 USD ($)	Jun. 02, 2024 $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Convertible Bonds [Line Items]
Price per bond | (per share)							$ 0.28	₪ 1,031
Aggregate commission received amount							$ 278	₪ 1,028,073
Shareholders’ equity													$ 39,569		$ 22,496		$ 42,093	$ 48,753
Cash and cash equivalents													4,028		$ 13,488
Converted interest amount													22,400
Convertible Bonds [Member]
Convertible Bonds [Line Items]
Convertible bonds principal amount					$ 22,400	₪ 78,462,180							24,500
Bear interest rate percentage										6.50%						6.50%
Maturity date									May 30, 2028	May 30, 2028
Conversion price per share | (per share)										₪ 9.53						$ 2.6
Price per bond | (per share)							$ 0.27	₪ 1,000
Shareholders’ equity													5,000
Cash and cash equivalents													5,000
Short term deposits													$ 5,000
Converted ordinary shares (in Shares) | shares					8,233,177	8,233,177
The Trustee [Member] | Convertible Bonds [Member]
Convertible Bonds [Line Items]
Convertible bonds principal amount			$ 15,700	₪ 57,600,000					$ 30,000	₪ 110,000,000	$ 30,500	₪ 112,400,000
Subsequent Event [Member] | Convertible Bonds [Member]
Convertible Bonds [Line Items]
Principal amount	$ 230	₪ 836,842
Minimum [Member]
Convertible Bonds [Line Items]
Annual interest rate percentage														6.50%
Maximum [Member]
Convertible Bonds [Line Items]
Annual interest rate percentage														4.35%